Document and Entity Information Document	Sep. 04, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity Central Index Key	0000048039
Amendment Flag	false
Entity Registrant Name	HOLLYFRONTIER CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-03876
Entity Tax Identification Number	75-1056913
Entity Address, Address Line One	2828 N. Harwood, Suite 1300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	871-3555
Title of 12(b) Security	Common Stock $0.01 par value
Trading Symbol	HFC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false